UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Terry Gallagher

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Tributary Income Fund

Semi-Annual Report

September 30, 2006

(Unaudited)

Fund Advisor:

Tributary Capital Management, LLC

215 W. Oak Street, Suite 201

Fort Collins, CO 80521

(800) 330-1438

Fund Holdings – (Unaudited)

1As a percentage of net assets.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period (April 18, 2006) and held for the entire period through September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Tributary Income Fund	Beginning Account Value	Ending Account Value September 30, 2006	Expenses Paid during the Period ended September 30, 2006
Actual *	$1,000.00	$1,020.30	$4.57
Hypothetical**	$1,000.00	$1,020.54	$5.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 166/365 (to reflect the number of days in the period since commencement of operations on April 18, 2006).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from April 1, 2006 to September 30, 2006.

Tributary Income Fund
Schedule of Investments
September 30, 2006
(Unaudited)

Government Agency Bonds - 6.41%	Principal
	Amount	Value
Federal Farm Credit Bank - 1.20%

FFCB, 6.000%, 03/07/2011	$ 200,000	$ 208,411

Federal Home Loan Mortgage Corporation - 3.41%

Freddie Mac, 5.250%, 11/05/2012	100,000	99,159
Freddie Mac, 5.750%, 01/15/2012	475,000	493,543
		592,702

Federal National Mortgage Association - 1.80%

Fannie Mae, 6.250%, 02/01/2011	300,000	313,958

TOTAL GOVERNMENT AGENCY BONDS (Cost $1,096,688)		1,115,071

U.S. Treasury Notes - 89.37%

U.S. Treasury Note, 2.250%, 02/15/2007	1,250,000	1,237,599
U.S. Treasury Note, 2.625%, 03/15/2009	1,000,000	954,297
U.S. Treasury Note, 2.625%, 11/15/2006	500,000	498,527
U.S. Treasury Note, 2.750%, 08/15/2007	1,000,000	981,563
U.S. Treasury Note, 3.000%, 12/31/2006	1,000,000	995,196
U.S. Treasury Note, 3.125%, 01/31/2007	1,000,000	994,141
U.S. Treasury Note, 3.375%, 10/15/2009	500,000	482,734
U.S. Treasury Note, 3.375%, 12/15/2008	700,000	681,680
U.S. Treasury Note, 3.500%, 05/31/2007	1,000,000	990,626
U.S. Treasury Note, 3.500%, 11/15/2006	500,000	499,080
U.S. Treasury Note, 3.625%, 06/30/2007	1,000,000	990,157
U.S. Treasury Note, 3.750%, 03/31/2007	500,000	497,012
U.S. Treasury Note, 3.750%, 05/15/2008	400,000	393,891
U.S. Treasury Note, 3.875%, 05/15/2009	300,000	294,563
U.S. Treasury Note, 3.875%, 07/31/2007	1,000,000	991,485
U.S. Treasury Note, 4.000%, 09/30/2007	1,000,000	991,290
U.S. Treasury Note, 4.375%, 12/31/2007	250,000	248,603
U.S. Treasury Note, 5.750%, 08/15/2010	300,000	312,305
U.S. Treasury Note, 6.125%, 08/15/2007	1,000,000	1,009,961
U.S. Treasury Note, 6.250%, 02/15/2007	1,000,000	1,004,532
U.S. Treasury Note, 6.625%, 05/15/2007	500,000	505,020

TOTAL U.S. TREASURY NOTES (Cost $15,513,003)		15,554,262

Money Market Securities - 4.36%
Huntington Money Market Fund, 4.460% (a)	757,975	757,975

TOTAL MONEY MARKET SECURITIES (Cost $757,975)		757,975

TOTAL INVESTMENTS (Cost $17,367,666) - 100.14%		$ 17,427,308

Liabilities in excess of other assets - (0.14)%		(23,624)

TOTAL NET ASSETS - 100.00%		$ 17,403,684

(a) Variable rate security; the money market rate shown represents the rate at September 30, 2006.

*See accompanying notes which are an integral part of these financial statements

Tributary Income Fund
Statement of Assets and Liabilities
September 30, 2006
(Unaudited)

Assets
Investments in securities, at value (cost $17,367,666)	$ 17,427,308
Receivable for fund shares sold	14,087
Interest receivable	161,895
Prepaid expenses	13,531
Total assets	17,616,821

Liabilities
Income distribution payable	55,792
Payable for fund shares redeemed	120,198
Payable to advisor	20,545
Payable to administrator, fund accountant, transfer agent	7,650
Payable to trustees and other officers	630
Other accrued expenses	8,322
Total liabilities	213,137

Net Assets	$ 17,403,684

Net Assets consist of:
Paid in capital	$ 17,337,134
Accumulated undistributed net investment income	3,845
Accumulated net realized gain from investment transactions	3,063
Net unrealized appreciation on investments	59,642

Net Assets	$ 17,403,684

Shares outstanding (unlimited number of shares authorized)	1,640,627

Net asset value and offering price per share	$ 10.61

Redemption price per share* ($10.61*99%)	$ 10.50

* The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase.

Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

*See accompanying notes which are an integral part of these financial statements.

Tributary Income Fund
Statement of Operations
For the period April 18, 2006 (a) through September 30, 2006 (Unaudited)

Investment Income
Interest income	$ 311,127
Total Investment Income	311,127

Expenses
Investment Advisor fee (b)	24,968
Administration expenses	13,643
Fund accounting expenses	11,369
Transfer agent expenses	10,096
Registration expenses	10,030
Auditing expenses	6,678
Legal expenses	5,724
Trustee expenses	2,258
Officer expenses	2,296
Custodian expenses	2,213
Pricing expenses	1,383
Printing expenses	830
Miscellaneous expenses	830
Total Expenses	92,318
Less: Waiver and Reimbursement by Advisor (b)	(29,898)
Net operating expenses	62,420
Net Investment Income	248,707

Realized & Unrealized Gain
Net realized gain on investment securities	3,063
Change in unrealized appreciation (depreciation) on investment securities	59,642
Net realized and unrealized gain on investment securities	62,705
Net increase in net assets resulting from operations	$ 311,412

(a) The date the Fund commenced operations.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements

Tributary Income Fund
Statement of Changes In Net Assets
September 30, 2006	Period Ended
	September
	30/2006
	(Unaudited)	(a)
Operations
Net investment income	$ 248,707
Net realized gain on investment securities	3,063
Change in unrealized appreciation on investments	59,642
Net increase in net assets resulting from operations	311,412
Distributions
From net investment income	(244,862)
Total distributions	(244,862)
Capital Share Transactions
Proceeds from Fund shares sold	20,315,035
Reinvestment of distributions	72,921
Amount paid for Fund shares repurchased	(3,050,822)
Net increase in net assets resulting from capital share transactions	17,337,134

Total Increase in Net Assets	17,403,684

Net Assets
Beginning of period	-

End of period	$ 17,403,684

Accumulated undistributed net investment income
included in net assets at end of period	$ 3,845

Capital Share Transactions
Shares sold	1,921,434
Shares purchased in reinvestment of distributions	6,896
Shares repurchased	(287,703)

Net increase from capital share transactions	1,640,627

(a) For the period April 18, 2006 (the date the Fund commenced operations) through September 30, 2006.

*See accompanying notes which are an integral part of these financial statements.

Tributary Income Fund
Financial Highlights
(For a share outstanding during the period)

	Period Ended
	September 30, 2006
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.57
Income from investment operations:
Net investment income	0.17
Net realized and unrealized gain	0.04
Total from investment operations	0.21

Less distribution:
From net investment income	(0.17)
Total distributions	(0.17)

Paid in capital from redemption fees (e)	-

Net asset value, end of period	$ 10.61

Total Return (b)	2.03%	(c)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 17,404
Ratio of expenses to average net assets	1.00%	(d)
Ratio of expenses to average net assets
before reimbursement	1.47%	(d)
Ratio of net investment income to
average net assets	3.96%	(d)
Ratio of net investment income to
average net assets before reimbursement	3.49%	(d)
Portfolio turnover rate	0.00%

(a) For the period April 18, 2006 (the date the Fund commenced operations) through September 30, 2006.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.
(e) Redemption fees resulted in less than $0.005 per share in each period.

*See accompanying notes which are an integral part of these financial statements

Tributary Income Fund

Notes to the Financial Statements

September 30, 2006

(Unaudited)

NOTE 1. ORGANIZATION

Tributary Income Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated December 18, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment advisor to the Fund is Tributary Capital Management (the “Advisor”). The Fund commenced operations on April 18, 2006. The investment objective of the Fund is current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions

Tributary Income Fund

Notes to the Financial Statements

September 30, 2006 – continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Distributions to Shareholders - The Fund intends to distribute all of its net investment income, if any, as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and net realized short-term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the Fund. For the period April 18, 2006 (commencement of operations) to September 30, 2006, the Advisor earned fees of $24,968 and waived fees and reimbursed expenses of $29,898 pursuant to the waiver/expense reimbursement discussed below. At September 30, 2006, the Fund owed the Advisor $20,545.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.00% of the Fund’s average daily net assets through March 31, 2008. For the period April 18, 2006 (commencement of operations) through September 30, 2006, the Advisor waived fees and/or reimbursed expenses of $29,898 for the Fund. Each waiver or reimbursement by the Advisor, including offering costs, with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period April 18, 2006 (commencement of operations) to September 30, 2006, Unified earned fees of $13,643 for administrative services provided to the Fund. A trustee and certain officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the period April 18, 2006 (commencement of operations) to September 30, 2006, Unified earned fees of $8,187 from the Fund for transfer agent services provided to the Fund and was reimbursed $1,909 for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the period April 18, 2006 (commencement of operations) to September 30, 2006, Unified earned fees of $11,369 from the Fund for fund accounting services provided to the Fund.

Tributary Income Fund

Notes to the Financial Statements

September 30, 2006 – continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor for the period April 18, 2006 (commencement of operations) to September 30, 2006. A Trustee and an officer of the Trust have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the period ended September 30, 2006, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of September 30, 2006, the net unrealized appreciation of investments for, tax purposes was as follows:

At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $17,367,666.

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2006, Penfirn Co., for the benefit of its customers, owned 99.84% of the Fund. As a result, Penfirn Co., an affiliate of the Advisor, maybe deemed to control the Fund.

NOTE 6. DISTRIBUTIONS TO SHAREHOLDERS

For the period April 18, 2006 (commencement of operations) to September 30, 2006, the Fund paid monthly distributions of net investment income totaling $0.173 per share or $244,862.

Approval of Management Agreement (Unaudited)

The Management Agreement (the “Agreement”) was initially approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and each, an “Independent Trustee”) at an in-person meeting held on February 12, 2006.

In determining whether to approve the Agreement, the Board requested and reviewed materials furnished by the Advisor in advance of the meeting, including drafts of the Advisor’s prospectus and SAI. The Trustees also referred to their previous discussion with the President of the Advisor regarding his background and experience, the background and experience of the other principal executives of the Advisor, and their plans for managing the Fund’s portfolio. The Board noted that one of the Funds’ co-portfolio managers has been managing institutional and individual investment portfolios since 1982, and has served as portfolio manager to different mutual funds in the First Focus Family of Funds since 1998. The Board then noted that the other co-portfolio manager of the Fund has worked with the Advisor and its predecessor as a portfolio manager for the last five years. The Board recalled from their discussions with the President of the Advisor that the Advisor was spun-out from its parent organization, the First National Bank of Fort Collins, Colorado, and that it continues to have the support of its former parent bank. The Board recalled that the President of the Advisor had explained that the Advisor’s investment staff has managed a bank common fund sponsored by an affiliated bank since April 1996 using the same investment strategies that the Advisor would use with the Fund. The Advisor had noted that the bank sponsor of the common fund had agreed to contribute all of the common fund’s assets in-kind to the new fund, in exchange for shares of the fund and, thus, the new mutual fund would be a continuation of the bank common fund.

In considering the Management Agreement on behalf of the Fund, the Trustees primarily considered that: (1) the Advisor has 10 years’ experience managing a bank common fund using the same investment strategies that would be used to manage the Fund, and currently has over $163 million in assets under management; (2) the Fund’s proposed portfolio managers have prior experience managing a mutual fund, as they currently serve as portfolio managers to various First Focus Funds; (3) while managing the bank common fund, the Advisor has outperformed its benchmark, the Lehman Intermediate Government/Credit Bond Index, with twelve month returns of 2.14% versus 1.50% for the benchmark, three year annualized returns of 4.77% versus 3.37% for the benchmark, and five year annualized returns of 7.40% versus 6.16% for the benchmark; (4) the Advisor has agreed to cap the Fund’s expenses for the first two years of operations, which is a benefit to shareholders; and (5) the Advisor may engage in soft dollar arrangements pursuant to which it directs Fund brokerage to brokers that provide brokerage and research services to the Advisor for the benefit of the Fund and other clients of the Advisor. After further discussion, the Trustees, including the Independent Trustees, unanimously determined that the Management Agreement and proposed side letter agreement were in the best interests of the Fund and its shareholders.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request (1) by calling the Fund at (800) 330-1438 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

OFFICERS

Anthony J. Ghoston, President

Terrance Gallagher, Vice-President and Interim Chief Financial Officer and Treasurer

Heather Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Tributary Capital Management, LLC

215 W. Oak Street, Suite 201

Fort Collins, CO 80521

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report.

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report.

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 20, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable – filed with annual report.

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Unified Series Trust

By
*/s/ Anthony Ghoston
Anthony Ghoston, President

Date	12/07/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
* /s/ Anthony Ghoston
Anthony Ghoston, President

Date	12/07/2006

By
*/s/ Terry Gallagher
Terry Gallagher, Interim Chief Financial Officer and Treasurer

Date	12/07/2006